OPERATING LEASES	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
OPERATING LEASES	OPERATING LEASES

As of June 30, 2019, we had leased in eight vessels from SFL and one vessel from an unrelated third party, all of which had an initial duration above 12 months. All of these vessels are leased under long-term time charters classified as operating leases. In addition, we had two operating leases for our offices in Oslo and Singapore. As a result of the adoption of ASC 842 on January 1, 2019, we recognized right-of-use assets and lease liabilities for these leases as further disclosed below.

For the eight Capesize vessels leased from SFL the daily time charter rate is $17,600 of which $7,000 is for operating expenses (including dry docking costs) up until the second quarter of 2022 when the daily time charter rate will be reduced to $14,900 until expiry of the contracts. In addition, 33% of any profit from revenues above the daily time charter rate for all eight vessels aggregated will be calculated and paid on a quarterly basis to SFL. The daily hire payments will be adjusted if the actual three-month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in a daily rate of $18,700 for second quarter of 2019. We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015, and, if such option is not exercised, SFL has the option to extend the charters by three years at $14,900 per day. The lease term for these vessels has been determined to be 13 years. The minimum lease payments do not include any contingent profit share element. Further, any deviation from the three-month LIBOR base of LIBOR of 0.4% per annum, is considered a variable lease element which is expensed as incurred. We have allocated the consideration due under the leases between the lease and non-lease components based upon the estimated stand alone price of the services provided by the owner of the vessels, which include the provision of crewing, vessel insurance, repairs and maintenance and lubes. We have recorded the non-lease component of $10.1 million within Ship Operating Expenses and have recognized the lease component of $15.2 million within Charter hire expense within the Consolidation Statement of Operations.

For the Ultramax vessel, Golden Hawk, the daily rate is $13,200 until expiry of the fixed term of the contract in the first quarter of 2022. Based on an agreement to reduce the daily rate to $11,200 from $13,200 for a two-year period from February 20, 2016 to February 20, 2018, we will pay to the lessor $1.75 million on or about February 20, 2022 to compensate for the reduced charter hire. However, if the 6-T/C Baltic Exchange Supramax Index exceeds the daily rate of $13,200, any such excess will be paid to the lessor but limited to the agreed compensation of $1.75 million which will be then reduced with a corresponding amount. As of the second quarter of 2019, no such index linked compensation has been paid. We have allocated the consideration due under the leases between the lease and non-lease components based upon the estimated stand alone price of the services provided by the owner of the vessels. We have recorded the non-lease component of $1.0 million within Ship Operating Expenses and have recognized the lease component of $0.7 million within Charter hire expense within the Consolidation Statement of Operations.

Furthermore, we are committed to making rental payments under operating leases for office premises. A lease expense of $0.4 million is recorded in Administrative expenses in the Consolidated Statement of Operations for the first six months of 2019.

We have recognized right of use assets for our 11 long-term operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	198,405	3,844	3,079	205,328
Amortization	(7,792)	(501)	(208)	(8,501)
Balance at June 30, 2019	190,613	3,343	2,871	196,827

The amortization of right of use assets relating to leased vessels is presented under charter hire expenses in the statement of operations. The amortization of right of use assets relating to office leases is presented under administrative expenses in the statement of operations.

We have recognized lease obligations for our 11 long-term operating leases as follows:

(in thousands of $)	SFL Leases		Golden Hawk Lease		Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	185,816		9,567		3,079	198,462
Repayments	(9,472)	—	(1,146)	—	(208)	(10,826)
Foreign exchange translation	—		—		33	33
Balance at June 30, 2019	176,344		8,421		2,904	187,669

Current portion	19,571		2,412		602	22,585
Non-current portion	156,773		6,009		2,302	165,084

Charterhire and office rent expense
The future minimum operating lease expense payments under our non-cancelable fixed rate operating leases as of December 31, 2018 are as follows:

(in thousands of $)
2019	35,613
2020	35,709
2021	35,613
2022	32,590
2023	28,177
Thereafter	110,357
278,059

The future minimum rental payments under our non-cancelable operating leases as of June 30, 2019 are as follows:

(in thousands of $)
2019 (remaining six months)	16,747
2020	33,698
2021	35,356
2022	28,096
2023	23,019
Thereafter	104,489
Total minimum lease payments	241,405
Less: Imputed interest	53,736
Present value of operating lease liabilities	187,669

Total expense for operating leases, including short term leases, was $38.6 million for the six months ended June 30, 2019 (six months ended June 30, 2018: $46.6 million). Total cash paid in respect of operating leases was $33.5 million in six months ended June 30, 2019 (six months ended June 30, 2018: $35.3 million). The weighted average discount rate in relation to our operating leases was 6.2% for six months ended June 30, 2019 and the weighted average lease term was 8 years for the period ended June 30, 2019.

Rental income
As of June 30, 2019, we leased out 9 vessels on fixed time charter rates (December 31, 2018: 17 vessels) and 16 vessels (December 31, 2018: 13 vessels) on index-linked time charter rates to third parties with initial periods ranging between one year and ten years. All of these leases are classified as operating leases. Our revenues from these leases have been included with time charter revenues in the Condensed Consolidated Statement of Operations, which solely relates to leasing revenues.

The future minimum operating lease revenue receipts under our non-cancelable fixed rate operating leases as of June 30, 2019 are as follows:

(in thousands of $)
2019 (remaining six months)	32,052
2020	37,410
2021	10,907
2022	—
2023	—
Thereafter	—
Total minimum lease receipts	80,369

The future minimum operating lease revenue receipts are based on the contractual cash inflows under non-cancelable contracts. The charter hire revenue recognition is based upon the straight-line basis, net of amortization of favorable time charter contracts.

As of June 30, 2019, the cost and accumulated depreciation of the 25 vessels which were leased out to third parties, were $1,104.2 million and $125.3 million, respectively. As of December 31, 2018, the cost and accumulated depreciation of the 30 vessels which were leased out to third parties, were $1,375.7 million and $134.4 million, respectively.

OPERATING LEASES	OPERATING LEASES

As of June 30, 2019, we had leased in eight vessels from SFL and one vessel from an unrelated third party, all of which had an initial duration above 12 months. All of these vessels are leased under long-term time charters classified as operating leases. In addition, we had two operating leases for our offices in Oslo and Singapore. As a result of the adoption of ASC 842 on January 1, 2019, we recognized right-of-use assets and lease liabilities for these leases as further disclosed below.

For the eight Capesize vessels leased from SFL the daily time charter rate is $17,600 of which $7,000 is for operating expenses (including dry docking costs) up until the second quarter of 2022 when the daily time charter rate will be reduced to $14,900 until expiry of the contracts. In addition, 33% of any profit from revenues above the daily time charter rate for all eight vessels aggregated will be calculated and paid on a quarterly basis to SFL. The daily hire payments will be adjusted if the actual three-month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in a daily rate of $18,700 for second quarter of 2019. We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015, and, if such option is not exercised, SFL has the option to extend the charters by three years at $14,900 per day. The lease term for these vessels has been determined to be 13 years. The minimum lease payments do not include any contingent profit share element. Further, any deviation from the three-month LIBOR base of LIBOR of 0.4% per annum, is considered a variable lease element which is expensed as incurred. We have allocated the consideration due under the leases between the lease and non-lease components based upon the estimated stand alone price of the services provided by the owner of the vessels, which include the provision of crewing, vessel insurance, repairs and maintenance and lubes. We have recorded the non-lease component of $10.1 million within Ship Operating Expenses and have recognized the lease component of $15.2 million within Charter hire expense within the Consolidation Statement of Operations.

For the Ultramax vessel, Golden Hawk, the daily rate is $13,200 until expiry of the fixed term of the contract in the first quarter of 2022. Based on an agreement to reduce the daily rate to $11,200 from $13,200 for a two-year period from February 20, 2016 to February 20, 2018, we will pay to the lessor $1.75 million on or about February 20, 2022 to compensate for the reduced charter hire. However, if the 6-T/C Baltic Exchange Supramax Index exceeds the daily rate of $13,200, any such excess will be paid to the lessor but limited to the agreed compensation of $1.75 million which will be then reduced with a corresponding amount. As of the second quarter of 2019, no such index linked compensation has been paid. We have allocated the consideration due under the leases between the lease and non-lease components based upon the estimated stand alone price of the services provided by the owner of the vessels. We have recorded the non-lease component of $1.0 million within Ship Operating Expenses and have recognized the lease component of $0.7 million within Charter hire expense within the Consolidation Statement of Operations.

Furthermore, we are committed to making rental payments under operating leases for office premises. A lease expense of $0.4 million is recorded in Administrative expenses in the Consolidated Statement of Operations for the first six months of 2019.

We have recognized right of use assets for our 11 long-term operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	198,405	3,844	3,079	205,328
Amortization	(7,792)	(501)	(208)	(8,501)
Balance at June 30, 2019	190,613	3,343	2,871	196,827

The amortization of right of use assets relating to leased vessels is presented under charter hire expenses in the statement of operations. The amortization of right of use assets relating to office leases is presented under administrative expenses in the statement of operations.

We have recognized lease obligations for our 11 long-term operating leases as follows:

(in thousands of $)	SFL Leases		Golden Hawk Lease		Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	185,816		9,567		3,079	198,462
Repayments	(9,472)	—	(1,146)	—	(208)	(10,826)
Foreign exchange translation	—		—		33	33
Balance at June 30, 2019	176,344		8,421		2,904	187,669

Current portion	19,571		2,412		602	22,585
Non-current portion	156,773		6,009		2,302	165,084

Charterhire and office rent expense
The future minimum operating lease expense payments under our non-cancelable fixed rate operating leases as of December 31, 2018 are as follows:

(in thousands of $)
2019	35,613
2020	35,709
2021	35,613
2022	32,590
2023	28,177
Thereafter	110,357
278,059

The future minimum rental payments under our non-cancelable operating leases as of June 30, 2019 are as follows:

(in thousands of $)
2019 (remaining six months)	16,747
2020	33,698
2021	35,356
2022	28,096
2023	23,019
Thereafter	104,489
Total minimum lease payments	241,405
Less: Imputed interest	53,736
Present value of operating lease liabilities	187,669

Total expense for operating leases, including short term leases, was $38.6 million for the six months ended June 30, 2019 (six months ended June 30, 2018: $46.6 million). Total cash paid in respect of operating leases was $33.5 million in six months ended June 30, 2019 (six months ended June 30, 2018: $35.3 million). The weighted average discount rate in relation to our operating leases was 6.2% for six months ended June 30, 2019 and the weighted average lease term was 8 years for the period ended June 30, 2019.

Rental income
As of June 30, 2019, we leased out 9 vessels on fixed time charter rates (December 31, 2018: 17 vessels) and 16 vessels (December 31, 2018: 13 vessels) on index-linked time charter rates to third parties with initial periods ranging between one year and ten years. All of these leases are classified as operating leases. Our revenues from these leases have been included with time charter revenues in the Condensed Consolidated Statement of Operations, which solely relates to leasing revenues.

The future minimum operating lease revenue receipts under our non-cancelable fixed rate operating leases as of June 30, 2019 are as follows:

(in thousands of $)
2019 (remaining six months)	32,052
2020	37,410
2021	10,907
2022	—
2023	—
Thereafter	—
Total minimum lease receipts	80,369

The future minimum operating lease revenue receipts are based on the contractual cash inflows under non-cancelable contracts. The charter hire revenue recognition is based upon the straight-line basis, net of amortization of favorable time charter contracts.

As of June 30, 2019, the cost and accumulated depreciation of the 25 vessels which were leased out to third parties, were $1,104.2 million and $125.3 million, respectively. As of December 31, 2018, the cost and accumulated depreciation of the 30 vessels which were leased out to third parties, were $1,375.7 million and $134.4 million, respectively.